Intangible Assets Other Than Goodwill (Details) (Shinyo Splendor, USD $) In Thousands, unless otherwise specified	May 06, 2014
Shinyo Splendor
Significant Acquisitions And Disposals [Line Items]
Vessel Aggregate Sale Price	$ 20,020